Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Tax Status

Note 3. Tax Status

The Plan received a favorable determination letter dated March 8, 2018 stating that the Plan is qualified under Section 401 of the IRC and is therefore exempt from federal income taxes. The determination letter applies to Plan amendments through January 25, 2017. The Plan has been amended from time to time since that date, and all required amendments have been timely adopted. The Plan Administrator believes that the Plan, as amended and currently designed, continues to meet all applicable requirements for qualification under Section 401 of the IRC and there is no material uncertainty regarding the Plan's qualified status.

Generally accepted accounting principles in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by a government authority. The Plan administrator believes the Plan has not taken, nor is expected to take, any uncertain positions that would require recognition of a liability or disclosure in the Plan's financial statements as of December 31, 2025 and 2024. The Plan is subject to routine examinations by taxing authorities. There are currently no plan years under examination by taxing authorities.